Notes Payable and Accrued Interest - Ya II PN, Ltd. (p/k/a Ya Global Master SPV, Ltd.)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Payable and Accrued Interest - YA II PN, Ltd. (P/K/A Ya Global Master Spv, Ltd.) [Abstract]
NOTES PAYABLE AND ACCRUED INTEREST - YA II PN, LTD. (p/k/a YA GLOBAL MASTER SPV, LTD.)

NOTE 5 – NOTES PAYABLE AND ACCRUED INTEREST – YA II PN, LTD. (p/k/a YA GLOBAL MASTER SPV, LTD.)

In July 2013, OMAG borrowed $200,000 from YA II PN, Ltd. (“YA”) (p/k/a YA Global Master SPV, Ltd.) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 OMAG paid the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 in full and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”) and on April 22, 2015 OMAG paid the 2014 YA Loan balance and the accrued interest thereon in full. On May 20, 2015, OMAG borrowed an additional $500,000 from YA via a third unsecured loan (the “2015 YA Loan”). On March 15, 2016 OMAG paid the 2015 Loan balance and the accrued interest thereon in full and borrowed an additional $600,000 from YA via a fourth unsecured loan (the “March 2016 YA Loan”) and on June 22, 2016, OMAG borrowed an additional $400,000 from YA via a fifth unsecured loan (the “June 2016 YA Loan”). OMAG paid both the March 2016 Loan and the June 2016 Loan balances and accrued interest thereon in full. On December 7, 2016 OMAG borrowed an additional $750,000 from YA via a sixth unsecured loan (the “December 2016 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	March 31,	December 31,
	2017	2016

December 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($75,000 monthly January 2017 to March 2017, $65,000 monthly April 2017 to June 2017, $55,000 monthly July 2017 to October 2017, $50,000 in November 2017 and $60,000 in December 2017.)	600,000	750,000
Less: Unamortized debt discount at March 31, 2017 and December 31, 2016	(50,000)	(68,750)
Principal, net	550,000	681,250
Accrued interest	8,055	5,137
Total	$558,055	$686,387

NOTE 4 – NOTES PAYABLE AND ACCRUED INTEREST – YA II PN, LTD. (p/k/a YA GLOBAL MASTER SPV, LTD.)

In July 2013, Omagine borrowed $200,000 from YA II PN, Ltd. (“YA”) (p/k/a YA Global Master SPV, Ltd.) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 Omagine paid the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 in full and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”) and on April 22, 2015 Omagine paid the 2014 YA Loan balance and the accrued interest thereon in full. On May 20, 2015, Omagine borrowed an additional $500,000 from YA via a third unsecured loan (the “2015 YA Loan”). On March 15, 2016 Omagine paid the 2015 Loan balance and the accrued interest thereon in full and borrowed an additional $600,000 from YA via a fourth unsecured loan (the “March 2016 YA Loan”) and on June 22, 2016, Omagine borrowed an additional $400,000 from YA via a fifth unsecured loan (the “June 2016 YA Loan”). Omagine paid both the March 2016 Loan and the June 2016 Loan balances and accrued interest thereon in full. On December 7, 2016 Omagine borrowed an additional $750,000 from YA via a sixth unsecured loan (the “December 2016 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	December 31,	December 31,
	2016	2015

2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016)	$-	$225,000

December 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($75,000 in January 2017 to March 2017, $65,000 monthly April to June 2017, $55,000 monthly July 2017 to October 2017, $50,000 in November 2017 and $60,000 in December 2017.)	750,000	-
Less: Unamortized debt discount at December 31, 2016 and December 31, 2015	(68,750)	(20,833)
Principal, net	681,250	204,167
Accrued interest	5,137	-
Total	$686,387	$204,167